Subsequent Events (Details) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended
	Nov. 27, 2017 shares	Nov. 30, 2017 vessel	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Subsequent Event [Line Items]
Loss on sale of vessels				$ 7,926	$ 7,903	$ 12,495	$ 14,323
Subsequent Event | Kareela Spirit
Subsequent Event [Line Items]
Number of vessels sold | vessel		1
Subsequent Event | Kareela Spirit | Scenario, Forecast
Subsequent Event [Line Items]
Loss on sale of vessels			$ 500
Subsequent Event | Class A | Tanker Investments Ltd.
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	88,977,544